Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Definite-Lived Intangible Assets
Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual period ranges:

Years
Core technology	4 - 7
Trade name	4
Facility clearance	15
Customer relationship	10 - 12
Backlog	1.5
Note 4. Intangible assets, net
Finite-lived intangible assets:

	December 31, 2024	December 31, 2023

Original amounts:
Core technology	$18,200	$15,950
Trade name	3,900	3,900
Facility clearance	1,396	—
Customer relationship	543	177
Backlog	49	—
	24,088	20,027
Accumulated amortization:
Core technology	8,754	5,657
Trade name	3,900	3,738
Facility clearance	43	—
Customer relationship	70	38
Backlog	15	—
	12,782	9,433
Intangible assets, net
	$11,306	$10,594
a. Amortization expense amounted to $3,349, $3,347 and $2,826 for the years ended December 31, 2024, 2023 and 2022, respectively.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The expected future amortization expenses by year related to the intangible assets as of December 31, 2024 are as follows:

2025	$3,766
2026	3,231
2027	1,967
2028	1,065
2029 and thereafter	1,277
$11,306